Note 16 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loan Origination Commitments [Member]
Contractual obligations	$ 27,871	$ 17,631
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	38,732	22,431
Standby Letters of Credit [Member]
Contractual obligations	$ 4,804	$ 1,621